Stockholders' Equity	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Equity [Abstract]
Stockholders' Equity

Note 11 - Stockholders’ Equity:

Common Stock

On November 13, 2018, the Company declared a stock dividend on its outstanding Common Stock for stockholders of record date to be determined (the “Record Date”). As a result, all stockholders on the Record Date received twenty new shares of Common Stock for each share of Common Stock owned by them as of that date. Proportional adjustments for the reverse stock split were made to the Company’s outstanding stock options, and warrants including all share and per-share data, for all amounts and periods presented in the condensed interim consolidated financial statements.

During the three months ended October 31, 2019, 296,793 shares of common stock payable were issued. As of October 31, 2019, 286,377 shares remain to be issued resulting in common stock payable $215,793.

During the first quarter of 2020, the Company issued 1,164,190 shares of common stock for the conversion of approximately $1,736,900 of debt.

In August 2019, the Company issued 400,000 and 560,000 shares of common stock valued at $2.50 per share for the acquisition of MediSource and Pantheon, respectively.

On September 12, 2019, 20,375,900 outstanding shares of common stock were cancelled by the Company held by Joe Moscato TTEE Friends of Generex Biotechnology Investment Trust U/A/D 4/2/2019, a trust formed for the benefit the Company and any 80% controlled subsidiary of the Company by several shareholders contributing in the aggregate 33,175,900 shares of the Company’s Common Stock and 8,293,975 shares of  Antigen Express, Inc, d/b/a NuGenerex Immuno-Oncology commons shares (the “Friends of Generex Trust”), similar to the Stock Control Agreement previously entered into by the same shareholders on December 1, 2018 filed in an 8-K filed on December 3, 2019, incorporated herein by reference.

Non-controlling Interest

Pursuant to the Company’s acquisition of Regentys on January 7, 2019 to acquire a 51% interest, the Company was issued 12,048,161 shares of Regentys common stock. As of October 31, 2019, Regentys had a total of 18,623,278 shares of common stock and 2,793,192 Series A voting preferred stock for a total of 21,416,470 total voting shares outstanding. As such, there are 9,368,309 of shares that belong to non-controlling interest shareholders which represents a 43.74% non-controlling interest.

Pursuant to the Company’s acquisition of Olaregen on January 7, 2019 to acquire a 51% interest, the Company was issued 3,282,632 shares of Olaregen common stock. In May 2019, the Company issued 4,000,000 shares of common stock contributed and provided by the Friends of Generex Trust and a $2 million note payable for the acquisition of 592,683 shares of Series A Preferred Stock of Olaregen pursuant to a Stock Purchase Agreement entered into January 14, 2019 subject to the approval of the Board of Directors of Olaregen and consummated on May 10, 2019. On August 16, 2019, the Company entered into a Share Exchange Agreement to purchase an additional 900,000 shares of common stock in Olaregen from other shareholders of Olaregen in exchange for 1,905,912 shares of Generex common stock contributed and provided by the Friends of Generex Trust and 476,478 shares of Antigen common stock contributed and provided by the Friends of Generex Trust. In September 2019, the Company converted all of the Series A Preferred Stock of Olaregen into common stock of Olaregen.

On February 25, 2019, we issued a stock dividend to our shareholders, whereby our shareholders received one (1) share of NGIO for every four (4) shares of our stock held on the dividend date.

As of October 31, 2019, Olaregen had a total of 6,236,390 shares of common stock and zero Series A voting preferred stock outstanding. As such, there are 1,461,075 of shares that belong to non-controlling interest shareholders which represents a 23.43% non-controlling interest.

On November 1, 2018, the Company completed its second closing of Veneto Holdings, L.L.C. (“Veneto”) which granted the Company Rapport Services, LLC (“Rapport”) through the ownership of the units of Class B membership interests providing control of Rapport as only the Class B Member is entitled to elect the nominees to the Board of Managers, which constitute a one percent (1%) ownership in Rapport. The remaining interests represent a 99% non-controlling interest.

Note 6 - Stockholders’ Equity:

Common Stock

On November 13, 2018, the Company declared a stock dividend on its outstanding Common Stock for stockholders of record date to be determined (the “Record Date”). As a result, all stockholders on the Record Date received twenty new shares of Common Stock for each share of Common Stock owned by them as of that date. Proportional adjustments for the reverse stock split were made to the Company’s outstanding stock options, and warrants including all share and per-share data, for all amounts and periods presented in the condensed interim consolidated financial statements.

On January 18, 2017, the Company issued 1,117,431 shares of common stock for the acquisition of 51% of NGDx and is obligated to issue 4,830,000 shares of common stock upon the conclusion of the Company’s reverse stock splitwhich were issued on October 26, 2018.

On January 30, 2019, the Company declared a dividend to holders of Generex common shares of its subsidiary Antigen Express, Inc., d/b/a NuGenerex Immuno-Oncology. On February 25, 2019, Generex shareholders received a dividend of one share of Antigen Express, Inc. for every four shares of Generex common stock which amounted to an issuance of 15,076,849 shares, representing approximately 3.77% ownership of Antigen. The fair value of the shares issued amounted to $1,070,456 and was recorded as a dividend with a corresponding increase to noncontrolling interest.

In May 2019, the Company issued 4,000,000 shares of common stock and a $2 million note payable for the acquisition of 592,682 shares of Series A Preferred Stock of Olaregen pursuant to a Stock Purchase Agreement entered into January 14, 2019 subject to the approval of the Board of Directors of Olaregen and consummated on May 10, 2019.

In July 2019, the Company issued 1,920,376 shares of common stock for the conversion debt in the amount of $4,350,571.

During the fourth quarter of 2019, the Company converted a note payable of $53,000 for 30,000 shares of common stock with a fair value of $69,000. The difference between the fair value of the common stock and the outstanding balance of the note payable was recorded as a loss on extinguishment of debt. As of July 31, 2019, the shares were yet to be issued by the Company.

As of July 31, 2018, 302,614 shares remained to be issued resulting in common stock payable of $2,168,951. During the year ended July 31, 2019, 1,238,517 shares of common stock payable were issued. As of July 31, 2019, 588,658 shares remain to be issued resulting in common stock payable of $1,123,188.

Series H and Series I Convertible Preferred Stock

The Company has authorized 109,000 shares of designated non-voting Series H Convertible Preferred Stock with a stated value of $1,000 per share and authorized 6,000 shares of designated non-voting Series I Convertible Preferred Stock with a stated value of $47.61 per share pursuant to the Purchase Agreement dated March 27, 2017. The Series H Preferred Stock was scheduled to be sold in four tranches to the Purchaser. Under the Securities Purchase Agreement, in the event the Purchaser failed to purchase 100% of the shares of Preferred Stock at any given Closing, the Company can decline to sell any further securities to the Purchaser (the “Purchase Agreement”).

The Series H and Series I Convertible Preferred Stock are convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price of $0.12 per share.

Neither Series H nor Series I Convertible Preferred Stock have special dividend rights. If the Company pays dividends on its common stock, the holders of the preferred stock will receive dividends in the amount they would have received had they converted the preferred stock to common stock.

At closing of the first tranche on March 28, 2017, the Company issued 63,000 shares of Series H Preferred Stock for a purchase price of $3,000,000. The proceeds of this sale were paid directly on the Company’s behalf to Emmaus as an additional deposit under the Company’s Emmaus LOI. The full amount of such proceeds was repaid to the Company in July 2017 upon termination of the Emmaus LOI. On December 1, 2018, after payment of the dividend, B-H Sanford, LLC, converted all of its holding of the Company’ Series H Convertible Preferred Stock owned by it into 25,200,000 shares of common stock.

Prior to payment of Generex’s 20 for 1 common stock dividend, on November 30, 2018, Joseph Moscato, the Company’s President and Chief Executive Officer, and Lawrence Salvo, a member of the Company’s Board of Directors, converted all shares of the Company’ Series I Convertible Preferred Stock owned by them. Mr. Moscato received 3,276,000 shares of the Company’s Common Stock upon conversion. Mr. Salvo received 3,354,645 shares of the Company’s Common Stock upon conversion.

Non-controlling Interest

Mr. Berkman agreed, under certain conditions to transfer the remaining 49% of the NGDx equity to the Company for a consideration of $1.00. On December 1, 2018, the Company and Mr. Berkman entered into an Agreement, Assignment and Release, pursuant to which Mr. Berkman transferred the remaining NGDx equity interests to the Company, waiving and releasing any conditions to such transfer. As of December 1, 2018, NGDx is a wholly owned subsidiary of the Company. During the year ended in July 31, 2019, there was a net loss attributable to the non-controlling interest (49%) in NGDx of $122,692 and contributions made of $133,679. As of July 31, 2019, and 2018, the non-controlling interest in NGDx was $0 and $5,576,272, respectively.

Pursuant to the Company’s acquisition of Regentys on January 7, 2019 to acquire a 51% interest, the Company was issued 12,048,161 shares of Regentys common stock. As of July 31, 2019, Regentys had a total of 18,623,278 shares of common stock and 2,793,192 Series A voting preferred stock for a total of 21,416,470 total voting shares outstanding. As such, there are 9,368,309 of shares that belong to non-controlling interest shareholders which represents a 43.74% non-controlling interest.

Pursuant to the Company’s acquisition of Olaregen on January 7, 2019 to acquire a 51% interest, the Company was issued 3,282,632 shares of Olaregen common stock. As of July 31, 2019, Olaregen had a total of 5,648,819 shares of common stock and 592,683 Series A voting preferred stock for a total of 6,241,502 total voting shares outstanding. As such, there are 2,958,870 of shares that belong to non-controlling interest shareholders which represents a 47.41% non-controlling interest.

On November 1, 2018, the Company completed its second closing of Veneto Holdings, L.L.C. (“Veneto”) which granted the Company Rapport Services, LLC (“Rapport”) through the ownership of the units of Class B membership interests providing control of Rapport as only the Class B Member is entitled to elect the nominees to the Board of Managers, which constitute a one percent (1%) ownership in Rapport. The remaining interests represent a 99% non-controlling interest.